The Saratoga Advantage Trust

Supplement dated September 13, 2006 to the Class A Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “SMALL CAPITALIZATION PORTFOLIO” under the heading “THE ADVISER” located on page 28 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Fox Asset Management LLC.  It is managed by a management team that consists of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Gregory R. Greene, who is the key small-cap member on the firm's Investment Committee. Mr. Greene is a Managing Director and Co-Director of Small-Cap Equities.  Mr. Greene joined the firm in 1998 from Chris Blair Asset Management.

Reference is made to the section entitled “HEALTH & BIOTECHNOLOGY PORTFOLIO” under the heading “THE ADVISER” located on page 37 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Oak Associates, ltd. (“Oak Associates”). Stock selection for the Portfolio is made by a team that consists of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Mark W.  Oelschlager. Mr. Oelschlager currently serves as a Research Analyst and Co-Portfolio Manager at Oak Associates.  Mr. Oelschlager, CFA, who joined Oak Associates in 2000, previously served as a securities analyst for the State Teachers’ Retirement System of Ohio.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated September 13, 2006 to the Class B Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “SMALL CAPITALIZATION PORTFOLIO” under the heading “THE ADVISER” located on page 26 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Fox Asset Management LLC.  It is managed by a management team that consists of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Gregory R. Greene, who is the key small-cap member on the firm's Investment Committee. Mr. Greene is a Managing Director and Co-Director of Small-Cap Equities.  Mr. Greene joined the firm in 1998 from Chris Blair Asset Management.

Reference is made to the section entitled “HEALTH & BIOTECHNOLOGY PORTFOLIO” under the heading “THE ADVISER” located on page 35 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Oak Associates, ltd. (“Oak Associates”). Stock selection for the Portfolio is made by a team that consists of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Mark W.  Oelschlager. Mr. Oelschlager currently serves as a Research Analyst and Co-Portfolio Manager at Oak Associates.  Mr. Oelschlager, CFA, who joined Oak Associates in 2000, previously served as a securities analyst for the State Teachers’ Retirement System of Ohio.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated September 13, 2006 to the Class C Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “SMALL CAPITALIZATION PORTFOLIO” under the heading “THE ADVISER” located on page 25 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Fox Asset Management LLC.  It is managed by a management team that consists of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Gregory R. Greene, who is the key small-cap member on the firm's Investment Committee. Mr. Greene is a Managing Director and Co-Director of Small-Cap Equities.  Mr. Greene joined the firm in 1998 from Chris Blair Asset Management.

Reference is made to the section entitled “HEALTH & BIOTECHNOLOGY PORTFOLIO” under the heading “THE ADVISER” located on page 33 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Oak Associates, ltd. (“Oak Associates”). Stock selection for the Portfolio is made by a team that consists of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Mark W.  Oelschlager. Mr. Oelschlager currently serves as a Research Analyst and Co-Portfolio Manager at Oak Associates.  Mr. Oelschlager, CFA, who joined Oak Associates in 2000, previously served as a securities analyst for the State Teachers’ Retirement System of Ohio.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated September 13, 2006 to the Class I Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “SMALL CAPITALIZATION PORTFOLIO” under the heading “THE ADVISER” located on page 28 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Fox Asset Management LLC.  It is managed by a management team that consists of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Gregory R. Greene, who is the key small-cap member on the firm's Investment Committee. Mr. Greene is a Managing Director and Co-Director of Small-Cap Equities.  Mr. Greene joined the firm in 1998 from Chris Blair Asset Management.

Reference is made to the section entitled “HEALTH & BIOTECHNOLOGY PORTFOLIO” under the heading “THE ADVISER” located on page 37 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Oak Associates, ltd. (“Oak Associates”). Stock selection for the Portfolio is made by a team that consists of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Mark W.  Oelschlager. Mr. Oelschlager currently serves as a Research Analyst and Co-Portfolio Manager at Oak Associates.  Mr. Oelschlager, CFA, who joined Oak Associates in 2000, previously served as a securities analyst for the State Teachers’ Retirement System of Ohio.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated September 13, 2006 to the Statement of Additional Information

Dated January 31, 2006, of the Saratoga Advantage Trust (the “SAI”)

Reference is made to the section entitled “PORTFOLIO MANAGERS” – subsections:

“Other Accounts Managed” beginning on page 43 of the SAI.   Effective on September 30, 2006, the information contained in the table pertaining to George C. Pierides is deleted in its entirety.  Effective immediately, the information contained in the table pertaining to Brandi Allen is deleted in its entirety.

“Conflicts of Interest” beginning on page 44 of the SAI.  Effective on September 30, 2006, the reference to Mr. Pierides in the second paragraph in this sub-section is deleted.  Effective immediately, the reference to Ms. Allen in the last paragraph in this sub-section on page 45 is deleted.

“Compensation” beginning on page 45 of the SAI.  Effective on September 30, 2006, the reference to Mr. Pierides in the first paragraph of this subsection is deleted.  Effective immediately, the reference to Ms. Allen in the last paragraph in this subsection on page 48 is deleted.

“Ownership of Securities – August 31, 2005 on page 48 of the SAI.  Effective on September 30, 2006, the information contained in the table pertaining to George C. Pierides is deleted in its entirety. Effective immediately, the information contained in the table pertaining to Brandi Allen is deleted in its entirety.

* * * *

Reference is made to the section entitled “TRUSTEES AND OFFICERS” beginning on page 33 of the SAI.  The information contained in the chart under the heading “OFFICERS”, with respect to Colleen T. McCoy that is located on page 36, is deleted in its entirety and replaced with the following:

Michael J. Wagner, 55 c/o Fund Compliance Services, LLC 450 Wireless Blvd. Hauppauge, NY 11757	Chief Compliance Officer	Since July 2006	President of Fund Compliance Services, LLC (2006 – present); Senior Vice President of Fund Compliance Services, LLC (2004 – 2006); Vice President of GemCom, LLC (2004 – present); President of Gemini Fund Services, LLC (2003 – 2006); Chief Operations Officer of Gemini Fund Services, LLC (2003 – 2006); Senior Vice President, Fund Accounting, of Orbitex Fund Services (2001-2002); Director, Constellation Trust Company (2005- present).	2	N/A

Please retain this supplement for future reference.